Share-based Compensation - Option exercise prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,382,093	1,068,310	0
Number of options exercisable (in shares)	898,193
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days
Exercise Price One
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 2.00
Number of options outstanding (in shares)	212,500
Number of options exercisable (in shares)	212,500
Weighted Average Remaining Contractual Life (in years)	2 years 9 months 18 days
Exercise Price Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	843,783
Number of options exercisable (in shares)	577,088
Weighted Average Remaining Contractual Life (in years)	3 years 3 months 18 days
Exercise Price Two | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 9.00
Exercise Price Two | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 11.00
Exercise Price Three
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	307,540
Number of options exercisable (in shares)	102,515
Weighted Average Remaining Contractual Life (in years)	3 years 6 months
Exercise Price Three | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 11.01
Exercise Price Three | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 13.00
Exercise Price Four
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	18,270
Number of options exercisable (in shares)	6,090
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 6 days
Exercise Price Four | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 13.01
Exercise Price Four | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in CAD per share) | $ / shares	$ 15.00